Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 25, 2011	Sep. 26, 2010	Dec. 26, 2010	Dec. 27, 2009
Statements Of Operations
Revenues	$ 4,000	$ 4,921	$ 6,718	$ 7,185
Cost of goods sold	1,609	1,984	2,705	2,921
Gross profit	2,391	2,937	4,013	4,264
Operating expenses	2,234	2,490	3,538	3,377
Restructuring recoveries	0	0	0	(937)
Total operating expenses	2,234	2,490	3,538	2,440
Operating income	157	447	475	1,824
Interest expense, net	636	543	931	956
(Loss) income before (benefit) provision for income taxes	(479)	(96)	(456)	868
(Benefit) Provision for income taxes	3	3	(24)	5
Net (loss) income	$ (482)	$ (99)	$ (432)	$ 863
Net (loss) income per share - Basic			$ (0.01)	$ 0.03
Net (loss) income per share - Fully Diluted			$ (0.01)	$ 0
Common shares used in computing net (loss) income per share amounts - Basic			33,112,651	32,675,728
Common shares used in computing net (loss) income per share amounts - Fully Diluted			33,112,651	1,588,676,000
Net loss per share (basic and diluted)	$ (0.01)	$ 0
Common shares used in computing net loss per share amounts (basic and diluted)	33,642,665	33,100,563